Deferred payment liability (Tables)	12 Months Ended
Dec. 31, 2022
IfrsStatementLineItems [Line Items]
The following table shows the aggregate movement of the deferred payment liability during the year ended December 31, 2022 and year ended December 31, 2021:

The following table shows the aggregate movement of the deferred payment liability during the year ended December 31, 2022 and year ended December 31, 2021:

	December 31, 2022	December 31, 2021

Beginning balance	$48,038,421	$1,165,724
Initial fair value of deferred payment liability	2,316,039	46,431,629
Accretion	2,120,612	823,267
Payment – cash	(472,833)	-
Payment – shares	(50,373,851)	(632,800)
Loss on settlement of deferred payment liability	3,148,426	-
(Gain) loss on revaluation of deferred payment liability	(621,780)	181,707
Effect of movement in exchange rates	(311,232)	68,894
Ending balance	3,843,802	48,038,421
Current portion of deferred payment liability	2,391,863	27,244,146
Long-term portion of deferred payment liability	$1,451,939	$20,794,275

Steel media [member]
IfrsStatementLineItems [Line Items]
The following table shows the aggregate movement of the deferred payment liability during the year ended December 31, 2022 and year ended December 31, 2021:

The following table shows the movement of the Steel Media deferred payment liability during the year:

	Steel Media Deferred Payment	Steel Media Earn-Out Payment	Total

Balance, January 1, 2021	$636,600	$529,124	$1,165,724
Accretion	-	77,415	77,415
Payment – shares	(632,800)	-	(632,800)
Effect of movement in exchange rates	(3,800)	(6,031)	(9,831)
Balance, December 31, 2021	$-	$600,508	$600,508
Accretion	-	20,698	20,698
Payment – cash	-	(472,833)	(472,833)
Gain on revaluation of deferred payment liability	-	(149,399)	(149,399)
Effect of movement in exchange rates	-	1,026	1,026
Balance, December 31, 2022	-	-	-
Current portion of deferred payment liability	-	-	-
Long-term portion of deferred payment liability	$-	$-	$-

Vedatis [member]
IfrsStatementLineItems [Line Items]
The following table shows the aggregate movement of the deferred payment liability during the year ended December 31, 2022 and year ended December 31, 2021:

The following table shows the movement of the Vedatis deferred payment liability during the year:

	Vedatis Deferred Payment	Vedatis Earn-Out Payment	Total
Balance, January 1, 2021	$-	$-	$-
Initial fair value of deferred payment liability (Note 5)	1,047,028	1,602,902	2,649,930
Accretion	41,705	39,830	81,535
Loss on revaluation of deferred payment liability	-	181,707	181,707
Effect of movement in exchange rates	(29,944)	(50,103)	(80,047)
Balance, December 31, 2021	$1,058,789	$1,774,336	$2,833,125
Accretion	21,117	64,110	85,227
Payment – shares	(1,013,400)	-	(1,013,400)
Gain on revaluation of deferred payment liability	-	(472,381)	(472,381)
Effect of movement in exchange rates	(66,506)	11,699	(54,807)
Balance, December 31, 2022	-	1,377,764	1,377,764
Current portion of deferred payment liability	-	-	-
Long-term portion of deferred payment liability	$-	$1,377,764	$1,377,764

The fair value of the Vedatis Earn-Out Payment at year end was calculated using the following inputs:

The fair value of the Vedatis Earn-Out Payment at year end was calculated using the following inputs:

	December 31, 2022	December 31, 2021
Payment date Time to maturity	August 29, 2025 2.66 years	August 29, 2025 3.66 years
Required metric risk premium	21.75%	21.75%
EBITDA volatility	15.00%	17.00%
Senior credit rating	B-	B-
Earn-out payment credit rating	CCC+	CCC+
Drift rate	3.73%	1.15%
Discount rate (risk free rate) for equity-based payment	3.68%	1.16%
Discount rate (risk adjusted rate) for cash payment Discount rate for lack of marketability	11.01% Nil%	9.79% Nil%

Game knot [member]
IfrsStatementLineItems [Line Items]
The following table shows the aggregate movement of the deferred payment liability during the year ended December 31, 2022 and year ended December 31, 2021:

The following table shows the movement of the GameKnot deferred payment liability during the year:

GameKnot Deferred Payment
Balance, January 1, 2021	$-
Initial fair value of deferred payment liability (Note 5)	613,129
Accretion	12,490
Effect of movement in exchange rates	2,162
Balance, December 31, 2021	$627,781
Accretion	6,111
Payment – shares	(634,900)
Effect of movement in exchange rates	1,008
Balance, December 31, 2022	-
Current portion of deferred payment liability	-
Long-term portion of deferred payment liability	$-

Addicting games [member]
IfrsStatementLineItems [Line Items]
The following table shows the aggregate movement of the deferred payment liability during the year ended December 31, 2022 and year ended December 31, 2021:

The following table shows the movement of the Addicting Games deferred payment liability during the year:

Addicting Games Deferred Payment
Balance, January 1, 2021	$-
Initial fair value of deferred payment liability (Note 5)	12,328,753
Accretion	280,700
Effect of movement in exchange rates	159,266
Balance, December 31, 2021	$12,768,719
Accretion	372,915
Payment - shares	(13,305,588)
Loss on settlement of deferred payment liability	248,358
Effect of movement in exchange rates	(84,404)
Balance, December 31, 2022	-
Current portion of deferred payment liability	-
Long-term portion of deferred payment liability	$-

Outplayed [member]
IfrsStatementLineItems [Line Items]
The following table shows the aggregate movement of the deferred payment liability during the year ended December 31, 2022 and year ended December 31, 2021:

The following table shows the movement of the Outplayed deferred payment liability during the year:

	Outplayed Deferred Payment	Outplayed Earn-Out Payment	Total
Balance, January 1, 2021	$-	$-	$-
Initial fair value of deferred payment liability (Note 5)	19,317,976	11,521,841	30,839,817
Accretion	151,319	219,808	371,127
Effect of movement in exchange rates	(2,147)	(509)	(2,656)
Balance, December 31, 2021	$19,467,148	$11,741,140	$31,208,288
Accretion	610,138	912,424	1,522,562
Payment – shares	(20,763,426)	(14,656,537)	(35,419,963)
Loss on settlement of deferred payment liability	815,138	2,084,930	2,900,068
Effect of movement in exchange rates	(128,998)	(81,957)	(210,955)
Balance, December 31, 2022	-	-	-
Current portion of deferred payment liability	-	-	-
Long-term portion of deferred payment liability	$-	$-	$-

Ffs [member]
IfrsStatementLineItems [Line Items]
The following table shows the aggregate movement of the deferred payment liability during the year ended December 31, 2022 and year ended December 31, 2021:

The following table shows the movement of the FFS deferred payment liability during the year:

	FFS Deferred Payment	FFS Earn-Out Payment	Total
Balance, December 31, 2021	$-	$-	$-
Initial fair value of deferred payment liability (Note 5)	1,567,249	748,790	2,316,039
Accretion	76,532	36,567	113,099
Effect of movement in exchange rates	24,969	11,931	36,900
Balance, December 31, 2022	1,668,750	797,288	2,466,038
Current portion of deferred payment liability	1,594,575	797,288	2,391,863
Long-term portion of deferred payment liability	$74,175	$-	$74,175